Comparative information 2021 - Summary of Realized Gains and Losses on Financial Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (113)	€ (58)
Debt securities and money market investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (113)	€ (58)
Previously Reported [Member] | IFRS4 and IAS39 [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments			€ 392
Previously Reported [Member] | Shares [member] | IFRS4 and IAS39 [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments			16
Previously Reported [Member] | Debt securities and money market investments [member] | IFRS4 and IAS39 [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments			281
Previously Reported [Member] | Loans [member] | IFRS4 and IAS39 [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments			125
Previously Reported [Member] | Other [member] | IFRS4 and IAS39 [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments			€ (30)